Segment Information (Schedule of Segment Interest Income and Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Interest income	$ 596	$ 501	$ 402
Interest Expense
Injection Molded Plastic Parts [Member]
Segment Reporting Information [Line Items]
Interest income	495	415	332
Interest Expense
Electronic Products [Member]
Segment Reporting Information [Line Items]
Interest income	101	86	70
Interest Expense
Metallic Parts [Member]
Segment Reporting Information [Line Items]
Interest income
Interest Expense